BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
BALANCE SHEET INFORMATION
Balance Sheet Information

DECEMBER 31 (MILLIONS)	2014	2013
Accounts receivable, net
Accounts receivable	$2,704.2	$2,648.9
Allowance for doubtful accounts	(77.5)	(80.9)
Total	$2,626.7	$2,568.0
Inventories
Finished goods	$1,044.1	$953.3
Raw materials and parts	447.3	391.0
Inventories at FIFO cost	1,491.4	1,344.3
Excess of FIFO cost over LIFO cost	(24.5)	(22.4)
Total	$1,466.9	$1,321.9
Property, plant and equipment, net
Land	$199.9	$191.4
Buildings and improvements	759.9	666.0
Leasehold improvements	84.6	87.9
Machinery and equipment	1,858.1	1,677.5
Merchandising and customer equipment	1,917.5	1,802.8
Capitalized software	443.9	435.4
Construction in progress	277.5	291.6
	5,541.4	5,152.6
Accumulated depreciation	(2,490.8)	(2,270.6)
Total	$3,050.6	$2,882.0
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	$1,230.0
Cost of intangible assets subject to amortization:
Customer relationships	$3,385.7	$3,455.6
Trademarks	311.1	308.1
Patents	434.5	425.6
Other technology	214.0	210.2
	4,345.3	4,399.5
Accumulated amortization:
Customer relationships	(794.6)	(594.9)
Trademarks	(91.5)	(70.4)
Patents	(124.9)	(95.7)
Other technology	(107.5)	(83.2)
Total	$4,456.8	$4,785.3
Other assets
Deferred income taxes	$71.5	$54.5
Deferred financing costs	27.1	31.7
Pension	15.9	90.2
Other	256.7	231.5
Total	$371.2	$407.9
Other current liabilities
Discounts and rebates	$255.4	$263.2
Dividends payable	99.1	82.8
Interest payable	18.9	19.6
Taxes payable, other than income	122.6	115.3
Derivative liabilities	52.1	14.2
Restructuring	66.3	68.3
Future consideration payable to Champion sellers	—	86.4
Other	255.4	304.0
Total	$869.8	$953.8
Other liabilities
Deferred income taxes	$1,415.8	$1,661.3
Income taxes payable — noncurrent	86.4	90.2
Restructuring	9.3	12.9
Other	134.0	134.9
Total	$1,645.5	$1,899.3
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(2.7)	$(6.6)
Unrecognized pension and postretirement benefit expense, net of tax	(552.5)	(235.0)
Cumulative translation, net of tax	(396.7)	(63.6)
Total	$(951.9)	$(305.2)